Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net profit (loss)	$ (4,134)	$ (4,481)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	704	652
Financial expense related to loan from others	33	451
Revaluation of warrants		(93)
Share-based compensation	270	333
Increase in receivables	(56)	(119)
Decrease (increase) in other receivables	(23)	110
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(42)
SEPA commitment fees	164
Changes in operating lease right-of-use assets	31	189
Increase in trade payables	283	125
Changes in operating lease liabilities	237	(189)
Increase (decrease) in other payables	(42)	(199)
Net cash used in operating activities	(2,575)	(3,221)
Cash flows from investing activities:
Purchase of property, plant and equipment	(12)	(8)
Net cash used in investing activities	(12)	(8)
Cash flows from financing activities:
Proceed from issuance and exercise of warrants and shares, net		1,433
Proceeds from issuance of ordinary shares for SEPA holders, net	1,581
Net cash provided by financing activities	1,581	1,433
Effect of exchange rate changes on cash, cash equivalents and restricted cash	42	121
Increase (decrease) in cash, cash equivalents and restricted cash	(964)	(1,917)
Cash, cash equivalents and restricted cash at beginning of year	2,095	5,010
Cash, cash equivalents and restricted cash at end of six months period	1,131	3,214
(1) Cash paid during the year for:
Interest		143
(2) Non-cash transactions:
Shares issued for SEPA financing agreement	100
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	989	3,076
Restricted cash	142	138
Cash, cash equivalents and restricted cash	$ 1,131	$ 3,214